Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended		12 Months Ended		18 Months Ended		24 Months Ended	30 Months Ended		36 Months Ended	42 Months Ended		48 Months Ended	54 Months Ended		60 Months Ended	66 Months Ended		72 Months Ended	78 Months Ended		84 Months Ended	90 Months Ended		96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Feb. 16, 2018	Mar. 09, 2016	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000023137
Account Value [Line Items]
Line Graph and Table Measure Name						Morgan Stanley Pathway Large Cap Equity ETF
Accumulated Value			$ 10,000				$ 10,708			$ 12,192			$ 14,495			$ 14,687			$ 17,455			$ 23,003			$ 19,452			$ 22,313		$ 27,795		$ 31,879
C000023141
Account Value [Line Items]
Line Graph and Table Measure Name						Morgan Stanley Pathway Small-Mid Cap Equity ETF
Accumulated Value			10,000				9,449			10,819			13,217			12,391			13,478			19,023			16,000			17,035		19,623		21,128
C000023143
Account Value [Line Items]
Line Graph and Table Measure Name						International Equity Fund
Accumulated Value			10,000				10,096			11,826			12,317			11,537			12,534			16,160			12,707			15,467		18,307		20,418
C000023144
Account Value [Line Items]
Line Graph and Table Measure Name						Emerging Markets Equity Fund
Accumulated Value			10,000				11,531			14,470			13,658			13,603			14,528			17,620			13,050			13,655		15,467		17,877
C000023145
Account Value [Line Items]
Line Graph and Table Measure Name						Core Fixed Income Fund
Accumulated Value			10,000				10,584			10,697			10,553			11,649			12,518			12,591			10,972			10,797		11,549		11,899
C000023146
Account Value [Line Items]
Line Graph and Table Measure Name						High Yield Fund
Accumulated Value			10,000				10,402			11,273			11,664			12,315			12,332			13,393			11,936			12,737		14,133		15,244
C000023147
Account Value [Line Items]
Line Graph and Table Measure Name						International Fixed Income Fund
Accumulated Value			10,000				10,970			11,078			11,327			12,461			12,555			12,788			11,312			11,295		12,068		12,520
C000023138
Account Value [Line Items]
Line Graph and Table Measure Name						Municipal Bond Fund
Accumulated Value			$ 10,000				$ 10,614			$ 10,590			$ 10,567			$ 11,452			$ 11,680			$ 12,039			$ 10,966			$ 11,114		$ 11,783		$ 11,672
C000164312
Account Value [Line Items]
Line Graph and Table Measure Name						Inflation-Linked Fixed Income Fund
Accumulated Value		$ 10,000			$ 10,459				$ 10,569			$ 10,627			$ 11,310			$ 12,484			$ 13,216			$ 12,374			$ 11,816		$ 12,577		$ 12,577
C000164313
Account Value [Line Items]
Line Graph and Table Measure Name						Ultra-Short Term Fixed Income Fund
Accumulated Value		$ 10,000			$ 10,089				$ 10,305			$ 10,520			$ 10,738			$ 10,991			$ 11,058			$ 10,956			$ 11,499		$ 12,220		$ 12,860
C000196891
Account Value [Line Items]
Line Graph and Table Measure Name						Alternative Strategies Fund
Accumulated Value	$ 10,000			$ 9,880				$ 10,167			$ 10,432			$ 11,516			$ 11,268			$ 11,509			$ 12,505			$ 12,918